Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities	12 Months Ended
Dec. 31, 2024
Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities
Other Tax Liabilities

(G.2) Provisions for Interest and Penalties Related to Taxes and Other Tax Liabilities

Provisions for Interest and Penalties Related to Taxes

€ millions	2024
	Current	Non-Current	Total
1/1/2024	11	142	153
Addition	30	84	114
Utilization	0	-71	-71
Release	0	-16	-16
Transfer	9	-9	0
Currency impact	2	4	6
12/31/2024	52	134	186
Total provisions	716	494	1,210
Provisions for interest and penalties related to taxes as % of  Provisions	7	27	15

The provisions primarily consist of interest related to income taxes.

Other Tax Liabilities

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	1,009	0	1,009	870	0	870
/ Other non-financial liabilities	5,533	749	6,282	5,647	698	6,345
Other tax liabilities as % of / Other non-financial liabilities	18	0	16	15	0	14

Other tax liabilities primarily consist of VAT, payroll tax, and withholding tax.